DERIVATIVE FINANCIAL INSTRUMENTS - Realized and Unrealized Gain (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Derivative [Line Items]
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Cost of sales		Cost of sales
Net gains (losses) deferred in Accumulated Other Comprehensive Loss	$ (13,891)	$ 2,920	$ (11,478)	$ (1,124)
Accumulated Other Comprehensive Loss
Derivative [Line Items]
Net gains (losses) deferred in Accumulated Other Comprehensive Loss	(18,423)	3,217	(15,377)	(1,612)
Cost of Sales
Derivative [Line Items]
Realized net (losses) gains:	520	(1,534)	197	(6,378)
Unrealized net (losses) gains:	140	620	217	2,084
Other (Expense) Income, net
Derivative [Line Items]
Realized net (losses) gains:	(329)	283	236	751
Unrealized net (losses) gains:	(1,285)	(714)	(246)	(814)
Foreign currency forward contracts: | Accumulated Other Comprehensive Loss | Cash flow hedges | Designated as Hedging Instrument
Derivative [Line Items]
Net gains (losses) deferred in Accumulated Other Comprehensive Loss	(5,436)	5,266	3,265	5,411
Foreign currency forward contracts: | Accumulated Other Comprehensive Loss | Cash flow hedges | Non-designated cash flow hedges
Derivative [Line Items]
Net gains (losses) deferred in Accumulated Other Comprehensive Loss	0	0	0	0
Foreign currency forward contracts: | Accumulated Other Comprehensive Loss | Fair value hedges
Derivative [Line Items]
Net gains (losses) deferred in Accumulated Other Comprehensive Loss	0	0	0	0
Foreign currency forward contracts: | Cost of Sales
Derivative [Line Items]
Realized net (losses) gains:		(98)	0	(824)
Foreign currency forward contracts: | Cost of Sales | Designated as Hedging Instrument
Derivative [Line Items]
Realized net (losses) gains:		(2,002)	381	(7,042)
Foreign currency forward contracts: | Cost of Sales | Non-designated cash flow hedges
Derivative [Line Items]
Realized net (losses) gains:		566	(368)	1,488
Foreign currency forward contracts: | Cost of Sales | Cash flow hedges | Designated as Hedging Instrument
Derivative [Line Items]
Realized net (losses) gains:	(71)
Unrealized net (losses) gains:	0	0	0	0
Foreign currency forward contracts: | Cost of Sales | Cash flow hedges | Non-designated cash flow hedges
Derivative [Line Items]
Realized net (losses) gains:	407
Unrealized net (losses) gains:	(494)	(56)	(417)	(242)
Foreign currency forward contracts: | Cost of Sales | Fair value hedges
Derivative [Line Items]
Realized net (losses) gains:	184		184
Unrealized net (losses) gains:	634	676	634	2,326
Foreign currency forward contracts: | Other (Expense) Income, net
Derivative [Line Items]
Realized net (losses) gains:		0	0	0
Foreign currency forward contracts: | Other (Expense) Income, net | Designated as Hedging Instrument
Derivative [Line Items]
Realized net (losses) gains:		0	0	0
Foreign currency forward contracts: | Other (Expense) Income, net | Non-designated cash flow hedges
Derivative [Line Items]
Realized net (losses) gains:		0	0	0
Foreign currency forward contracts: | Other (Expense) Income, net | Cash flow hedges | Designated as Hedging Instrument
Derivative [Line Items]
Realized net (losses) gains:	0
Unrealized net (losses) gains:	0	0	0	0
Foreign currency forward contracts: | Other (Expense) Income, net | Cash flow hedges | Non-designated cash flow hedges
Derivative [Line Items]
Realized net (losses) gains:	0
Unrealized net (losses) gains:	0	0	0	0
Foreign currency forward contracts: | Other (Expense) Income, net | Fair value hedges
Derivative [Line Items]
Realized net (losses) gains:	(329)	283	236	751
Unrealized net (losses) gains:	(1,285)	(714)	(246)	(814)
Bunker fuel hedges | Accumulated Other Comprehensive Loss
Derivative [Line Items]
Net gains (losses) deferred in Accumulated Other Comprehensive Loss	0	0	0	0
Bunker fuel hedges | Cost of Sales
Derivative [Line Items]
Realized net (losses) gains:	0
Unrealized net (losses) gains:	0	0	0	0
Bunker fuel hedges | Other (Expense) Income, net
Derivative [Line Items]
Realized net (losses) gains:	0
Unrealized net (losses) gains:	0	0	0	0
Interest rate swap contracts: | Accumulated Other Comprehensive Loss
Derivative [Line Items]
Net gains (losses) deferred in Accumulated Other Comprehensive Loss	(12,987)	(2,049)	(18,642)	(7,023)
Interest rate swap contracts: | Cost of Sales
Derivative [Line Items]
Unrealized net (losses) gains:	0	0	0	0
Interest rate swap contracts: | Other (Expense) Income, net
Derivative [Line Items]
Unrealized net (losses) gains:	$ 0	$ 0	$ 0	$ 0